Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of accounts receivable

	As of December 31,
	2016	2017
	RMB	RMB	US$
Accounts receivable	672,872	693,387	106,572
Allowance for doubtful accounts	(71,987)	(72,115)	(11,084)

	600,885	621,272	95,488